Goodwill and Intangible Assets, Net - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Beginning Balance, Goodwill	$ 8,803	$ 8,649	$ 3,422
Foreign currency translation	75	(34)	(47)
Ending Balance, Goodwill	9,062	8,803	8,649
Services Segment [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	6,619	6,522	1,295
Foreign currency translation	41	(28)	(22)
Ending Balance, Goodwill	6,780	6,619	6,522
Document Technology Segment [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	2,184	2,127	2,127
Foreign currency translation	34	(6)	(25)
Ending Balance, Goodwill	2,282	2,184	2,127
ACS Member
Goodwill [Roll Forward]
Goodwill acquired during period			5,127
ACS Member | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			5,127
ACS Member | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			0
EHRO [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			77
EHRO [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			77
EHRO [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			0
TMS [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			35
TMS [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			35
TMS [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			0
IBS [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			14
IBS [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			0
IBS [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			14
Unamic HCN Member
Goodwill [Roll Forward]
Goodwill acquired during period		43
Unamic HCN Member | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		43
Unamic HCN Member | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
Breakaway [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		33
Breakaway [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		33
Breakaway [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
ESM [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		28
ESM [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		28
ESM [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
Concept Group [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		26
Concept Group [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
Concept Group [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		26
MBM [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		20
MBM [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
MBM [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		20
WDS [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	69
WDS [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	69
WDS [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	0
R.K. Dixon [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	30
R.K. Dixon [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	0
R.K. Dixon [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	30
Other Immaterial Acquisitions [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	85	38	21
Other Immaterial Acquisitions [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	51	21	10
Other Immaterial Acquisitions [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	34	17	11
Managed print services [Member]
Goodwill [Roll Forward]
Ending Balance, Goodwill	$ 300